Assets and Liabilities Measured at Fair Value on Recurring Basis Including those for Which MHFG Group has Elected Fair Value Option (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Assets:
Available-for-sale securities		¥ 27,070,710	¥ 30,648,761
Fair Value, Measurements, Recurring
Assets:
Other investments		53,000	71,000
Total assets at fair value	[1]	56,540,000	58,128,000
Liabilities:
Trading securities sold, not yet purchased		3,201,000	4,350,000
Long-term debt	[2]	740,000	658,000
Total liabilities measured at fair value		17,212,000	15,483,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		9,612,000	8,064,000
Liabilities:
Liabilities, derivatives		9,374,000	7,895,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		3,605,000	2,354,000
Liabilities:
Liabilities, derivatives		3,607,000	2,351,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		197,000	197,000
Liabilities:
Liabilities, derivatives		221,000	178,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		42,000	49,000
Liabilities:
Liabilities, derivatives		36,000	34,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		38,000	23,000
Liabilities:
Liabilities, derivatives		33,000	17,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[3]	1,712,000	3,410,000
Available-for-sale securities		17,414,000	22,056,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[3]	72,000	74,000
Available-for-sale securities		239,000	245,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	4,893,000	4,027,000
Available-for-sale securities		117,000	154,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[3]	2,437,000	2,841,000
Available-for-sale securities		966,000	721,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	1,508,000	1,754,000
Available-for-sale securities		822,000	961,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	29,000	78,000
Available-for-sale securities		263,000	332,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Assets, trading securities	[3]	6,000	93,000
Available-for-sale securities		169,000	161,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	813,000	969,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	2,483,000	2,122,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[3]	1,969,000	1,353,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,942,000	2,028,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		742,000	569,000
Fair Value, Measurements, Recurring | Equity securities (marketable)
Assets:
Available-for-sale securities		4,397,000	3,422,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Other investments			2,000
Total assets at fair value	[1]	32,551,000	36,522,000
Liabilities:
Trading securities sold, not yet purchased		2,856,000	3,862,000
Total liabilities measured at fair value		3,018,000	3,968,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		71,000	43,000
Liabilities:
Liabilities, derivatives		74,000	42,000
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives		17,000	6,000
Liabilities:
Liabilities, derivatives		14,000	5,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		58,000	60,000
Liabilities:
Liabilities, derivatives		73,000	58,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		1,000	1,000
Liabilities:
Liabilities, derivatives		1,000	1,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[3]	1,680,000	3,360,000
Available-for-sale securities		16,672,000	20,912,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	4,759,000	3,541,000
Available-for-sale securities		117,000	154,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	2,093,000	2,567,000
Available-for-sale securities		415,000	280,000
Fair Value, Measurements, Recurring | Level 1 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	1,132,000	1,390,000
Available-for-sale securities		87,000	105,000
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	42,000	38,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[3]	1,045,000	714,000
Fair Value, Measurements, Recurring | Level 1 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities			1,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities (marketable)
Assets:
Available-for-sale securities		4,362,000	3,348,000
Fair Value, Measurements, Recurring | Level 2
Assets:
Total assets at fair value	[1]	22,572,000	20,124,000
Liabilities:
Trading securities sold, not yet purchased		345,000	488,000
Long-term debt	[2]	153,000	157,000
Total liabilities measured at fair value		13,561,000	10,981,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		9,516,000	7,997,000
Liabilities:
Liabilities, derivatives		9,293,000	7,846,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		3,577,000	2,331,000
Liabilities:
Liabilities, derivatives		3,590,000	2,340,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		134,000	124,000
Liabilities:
Liabilities, derivatives		129,000	108,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		41,000	28,000
Liabilities:
Liabilities, derivatives		34,000	30,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		22,000	18,000
Liabilities:
Liabilities, derivatives		17,000	12,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[3]	32,000	50,000
Available-for-sale securities		742,000	1,144,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[3]	72,000	74,000
Available-for-sale securities		239,000	245,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	134,000	486,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	344,000	274,000
Available-for-sale securities		551,000	441,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	376,000	364,000
Available-for-sale securities		735,000	856,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		97,000	112,000
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	[3]	2,000	2,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	813,000	969,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	1,802,000	1,671,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[3]	864,000	579,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,787,000	1,858,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		657,000	427,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities (marketable)
Assets:
Available-for-sale securities		35,000	74,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		53,000	69,000
Total assets at fair value	[1]	1,417,000	1,482,000
Liabilities:
Long-term debt	[2]	587,000	501,000
Total liabilities measured at fair value		633,000	534,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		25,000	24,000
Liabilities:
Liabilities, derivatives		7,000	7,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		11,000	17,000
Liabilities:
Liabilities, derivatives		3,000	6,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		5,000	13,000
Liabilities:
Liabilities, derivatives		19,000	12,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		1,000	21,000
Liabilities:
Liabilities, derivatives		2,000	4,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		15,000	4,000
Liabilities:
Liabilities, derivatives		15,000	4,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	29,000	78,000
Available-for-sale securities		166,000	220,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	[3]	4,000	91,000
Available-for-sale securities		169,000	161,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	639,000	413,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[3]	60,000	60,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		155,000	170,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 85,000	¥ 141,000

[1]	Amounts included the investments measured at the NAV per share at March 31, 2014 and 2015, of ¥649 billion and ¥878 billion, respectively, of which ¥612 billion and ¥842 billion, respectively, were classified in Level 2, and ¥37 billion and ¥36 billion, respectively, were classified in Level 3. The amounts of unfunded commitments related to these investments at March 31, 2014 and 2015 were ¥23 billion and ¥25 billion, respectively.
[2]	Amounts represent items for which the Group elected the fair value option.
[3]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.